FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
FINANCIAL ASSETS AND LIABILITIES	FINANCIAL ASSETS AND LIABILITIES
10.1 Categories of financial assets and financial liabilities
The classification of financial instruments is summarized as follows:

	Classifications	December 31, 2021	December 31, 2020
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	241,702,030	–
Trade and other receivables	Amortized cost	25,373,946	8,692,439
Incentives from "support program for the deployment of electric school buses" and from "zero-emission truck and bus program" receivable	Amortized cost	3,904,401	5,216,118
Other government assistance receivable	Amortized cost	903,356	724,367

FINANCIAL LIABILITIES
Bank overdraft	Amortized cost	—	91,076
Credit facilities	Amortized cost	—	18,209,335
Loans on research and development tax credits and subsidies receivable	Amortized cost	10,564,590	10,433,572
Trade and other payables	Amortized cost	33,343,630	9,413,387
Long-term debt	Amortized cost	2,513,080	26,817,815
Convertible debt instruments	Amortized cost	–	18,866,890
Share warrant obligations	FVTPL	106,225,934	31,549,033
Common shares, retractable	Amortized cost	–	25,855,509
10.2 Fair value of financial instruments
Current financial instruments that are not measured at fair value on the consolidated statement of financial position are represented by trade and other receivables, incentives from "support program for the deployment of electric school buses" and from "zero-emission truck and bus program" receivable, other government assistance receivable, bank overdraft, credit facilities, loans on research and development tax credits and subsidies receivable and trade and other payables. Their carrying values are considered to be a reasonable approximation of their fair value because of their short-term maturity and / or contractual terms of these instruments.
10 - FINANCIAL ASSETS AND LIABILITIES (CONTINUED)
10.2 Fair value of financial instruments (continued)
As of December 31, 2021, the fair value of long-term debt (the convertible debt instruments and the common shares, retractable as of December 31, 2020) was based on discounted cash flows and was not materially different from its carrying value because there was no material change in the assumptions used for fair value determination at inception. Therefore, their principal amount approximated their fair value. As of December 31, 2021, the fair value of the private share warrants was determined using the Black-Scholes option pricing model and the fair value of the public share warrants was determined using their market value. The fair value of the other share warrant obligations was determined as described in Note 13.
As at December 31, 2021, the impact of a 5.0% increase in the value of the Company's share price would have an impact of increasing the fair value of the private share warrants and the warrant issued to a customer and a corresponding increase in consolidated loss of $5,813,251 and a 5.0% decrease in the value would have an impact of decreasing the loss by $(5,659,857). As at December 31, 2021, the impact of a 5% increase or decrease in the value of the Company's share price would have an impact of $2,181,388 on the fair value of the public warrants, with a corresponding impact on the consolidated loss.
10.3 Fair Value Hierarchy
Fair value measurements are categorized in accordance with the following level:
Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability; and
Level 3: Inputs are unobservable inputs for the asset or liability.
10 - FINANCIAL ASSETS AND LIABILITIES (CONTINUED)
10.3 Fair Value Hierarchy (continued)
The Group's financial instruments are categorized as follow on the fair value hierarchy:

Fair Value Hierarchy
FINANCIAL INTRUMENTS MEASURED AT FAIR VALUE
Share warrant obligations- public	Level 1
Share warrant obligations- private	Level 2
Share warrant obligations- warrant issued to a customer	Level 3
FINANCIAL INTRUMENTS MEASURED AT AMORTIZED COST
Long-term debt	Level 2
Convertible debt instruments	Level 2
Common shares, retractable	Level 2